Share-Based Payment Compensation Liability (Tables)	9 Months Ended
Dec. 31, 2024
Shared Based Payment Compensation Liability [Abstract]
Summary Of Continuity of Replacement LTIP Units
Continuity of Replacement LTIP units are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	2,776,868	3,059,643

Dividend equivalents and other adjustments	20,675	74,126

Vested and settled	(297,953)	(176,104)

Cancellations	(47,620)	(180,796)

Ending balance	2,451,970	2,776,868